SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- June 30, 1997

ASSETS:
   Investments in MFS/Sun Life Series Trust:                                      Shares        Cost         Value
                                                                                ----------  ------------  ------------
    Capital Appreciation Series ("CAS").......................................     816,689  $ 26,810,635  $ 30,695,203
    Conservative Growth Series ("CGS")........................................     959,109    23,201,095    28,668,520
    Emerging Growth Series ("EGS")............................................     460,714     7,004,293     7,515,593
    MFS/Foreign & Colonial International Growth Series ("FCG")................     107,779     1,138,924     1,197,852
    Government Securities Series ("GSS")......................................     748,388     9,466,986     9,208,817
    High Yield Series ("HYS").................................................     861,205     7,774,570     7,838,833
    Managed Sectors Series ("MSS")............................................     291,238     7,200,038     7,681,279
    Money Market Series ("MMS")...............................................   9,429,277     9,429,277     9,429,277
    Research Equity Series ("RES")............................................     595,284     9,979,488    10,852,835
    Total Return Series ("TRS")...............................................   1,720,795    30,418,825    33,731,590
    Utilities Series ("UTS")..................................................     226,356     2,926,474     3,148,692
    World Asset Allocation Series ("WAA").....................................     123,177     1,728,659     1,761,442
    World Governments Series ("WGS")..........................................     400,758     4,569,793     4,256,327
    World Growth Series ("WGO")...............................................     553,598     7,080,935     8,037,987
    World Total Return Series ("WTR").........................................      73,720       982,224     1,029,079
                                                                                ----------  ------------  ------------
                                                                                17,368,087  $149,712,216  $165,053,326
                                                                                ----------  ------------
                                                                                ----------  ------------
LIABILITY:
    Payable to sponsor........................................................                                  56,281
                                                                                                          ------------
        Net Assets............................................................                            $164,997,045
                                                                                                          ------------
                                                                                                          ------------

NET ASSETS:
                                                                Applicable to Owners of          Reserve
                                                          Deferred Variable Annuity Contracts:     for
                                                          ------------------------------------   Variable
                                                            Units    Unit Value      Value      Annuities      Total
                                                          ---------  -----------  ------------  ----------  ------------
Regatta-NY Contracts:
    CAS.................................................  1,119,152   $  19.3265  $ 21,631,726  $  154,592  $ 21,786,318
    CGS.................................................    817,741      19.6101    16,034,575      78,474    16,113,049
    GSS.................................................    678,758      11.8414     8,037,184       7,879     8,045,063
    HYS.................................................    367,985      14.1156     5,206,360      --         5,206,360
    MSS.................................................    314,519      17.9132     5,634,075      --         5,634,075
    MMS.................................................    553,480      11.2980     6,250,054       1,966     6,252,020
    TRS.................................................  1,505,711      15.8988    23,935,353     659,679    24,595,032
    UTS.................................................    106,037      16.7676     1,778,363      --         1,778,363
    WGS.................................................    307,146      12.2063     3,751,326       4,667     3,755,993
    WGO.................................................    406,918      13.8554     5,638,595      --         5,638,595
                                                                                  ------------  ----------  ------------
                                                                                  $ 97,897,611  $  907,257  $ 98,804,868
                                                                                  ------------  ----------  ------------
Regatta Gold-NY Contracts:
    CAS.................................................    692,783   $  12.8478  $  8,900,997  $   --      $  8,900,997
    CGS.................................................    927,662      13.2676    12,300,742     243,493    12,544,235
    EGS.................................................    649,339      11.5746     7,515,592      --         7,515,592
    FCG.................................................    111,528      10.7405     1,197,853      --         1,197,853
    GSS.................................................    111,629      10.4234     1,163,496      --         1,163,496
    HYS.................................................    235,263      11.1607     2,632,473      --         2,632,473
    MSS.................................................    159,833      12.8084     2,047,204      --         2,047,204
    MMS.................................................    308,625      10.2959     3,177,194      --         3,177,194
    RES.................................................    866,137      12.5278    10,852,835      --        10,852,835
    TRS.................................................    759,447      11.9869     9,099,926      --         9,099,926
    UTS.................................................    108,625      12.5044     1,370,330      --         1,370,330
    WAA.................................................    152,650      11.5394     1,761,442      --         1,761,442
    WGS.................................................     50,030       9.9929       500,130      --           500,130
    WGO.................................................    203,355      11.7994     2,399,392      --         2,399,392
    WTR.................................................     90,406      11.3827     1,029,078      --         1,029,078
                                                                                  ------------  ----------  ------------
                                                                                  $ 65,948,684  $  243,493  $ 66,192,177
                                                                                  ------------  ----------  ------------
        Net Assets..............................................................  $163,846,295  $1,150,750  $164,997,045
                                                                                  ------------  ----------  ------------
                                                                                  ------------  ----------  ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS-- Six Months Ended June 30, 1997

                               CAS          CGS          EGS          FCG          GSS           HYS          MSS         MMS
                           Sub-Account  Sub-Account  Sub-Account   Sub-Account Sub-Account   Sub-Account   Sub-Account Sub-Account
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
INCOME AND EXPENSES:
  Dividend income and
   capital gain
   distributions
   received..............  $2,541,693   $1,238,772     $ 27,866      $12,324   $  614,037    $  493,671    $817,957    $  245,885
  Mortality and expense
   risk charges..........     163,605      135,484       33,747        5,416       54,448        40,569      41,845        62,724
  Administrative
   charges...............      19,633       16,258        4,050          650        6,534         4,868       5,022         7,527
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
    Net investment income
     (expense)...........  $2,358,455   $1,087,030     $ (9,931)     $ 6,258   $  553,055    $  448,234    $771,090    $  175,634
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
  Realized gains (losses)
   on investment
   transactions:
    Proceeds from
     sales...............  $2,220,758   $2,059,340     $835,193      $56,272   $1,484,574    $1,771,519    $544,414    $8,922,298
    Cost of investments
     sold................   1,588,053    1,411,379      785,145       55,519    1,464,208     1,688,505     433,826     8,922,298
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
      Net realized
       gains.............  $  632,705   $  647,961     $ 50,048      $   753   $   20,366    $   83,014    $110,588    $   --
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
  Net unrealized
   appreciation
   (depreciation) on
   investments:
    End of period........  $3,884,568   $5,467,425     $511,300      $58,928   $ (258,169)   $   64,263    $481,241    $   --
    Beginning of
     period..............   3,141,305    3,353,456      (39,969)       3,206      134,986       223,152     513,054        --
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
      Change in
       unrealized
       appreciation
       (depreciation)....  $  743,263   $2,113,969     $551,269      $55,722   $ (393,155)   $ (158,889)   $(31,813)   $   --
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
        Realized and
         unrealized gains
         (losses)........  $1,375,968   $2,761,930     $601,317      $56,475   $ (372,789)   $  (75,875)   $ 78,775    $   --
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
INCREASE IN NET ASSETS
 FROM OPERATIONS.........  $3,734,423   $3,848,960     $591,386      $62,733   $  180,266    $  372,359    $849,865    $  175,634
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------
                           -----------  -----------  -----------   ----------  -----------   -----------   ---------   ----------

                               RES          TRS           UTS           WAA          WGS           WGO          WTR
                           Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account  Sub-Account     Total
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and
   capital gain
   distributions
   received..............  $  250,661   $3,176,697      $325,601      $ 73,415   $  171,157    $  163,398   $   15,895   $10,169,029
  Mortality and expense
   risk charges..........      44,288      180,364        15,691         7,532       26,465        41,432        3,516       857,126
  Administrative
   charges...............       5,315       21,644         1,883           904        3,176         4,972          422       102,858
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
      Net investment
       income............  $  201,058   $2,974,689      $308,027      $ 64,979   $  141,516    $  116,994   $   11,957   $ 9,209,045
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
  Realized gains (losses)
   on investment
   transactions:
    Proceeds from
     sales...............  $  578,141   $2,494,754      $595,748      $270,642   $  345,163    $  579,733   $   49,696   $22,808,245
    Cost of investments
     sold................     509,736    2,122,595       517,848       257,412      387,976       511,380       45,976    20,701,856
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
      Net realized gains
       (losses)..........  $   68,405   $  372,159      $ 77,900      $ 13,230   $  (42,813)   $   68,353   $    3,720   $ 2,106,389
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
  Net unrealized
   appreciation
   (depreciation)
   on investments:
    End of period........  $  873,347   $3,312,765      $222,218      $ 32,783   $ (313,466)   $  957,052   $   46,855   $15,341,110
    Beginning of
     period..............     163,568    3,374,017       299,360        12,514     (106,483)      248,671        9,927    11,330,764
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
      Change in
       unrealized
       appreciation
       (depreciation)....  $  709,779   $  (61,252)     $(77,142)     $ 20,269   $ (206,983)   $  708,381   $   36,928   $ 4,010,346
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
        Realized and
         unrealized gains
         (losses)........  $  778,184   $  310,907      $    758      $ 33,499   $ (249,796)   $  776,734   $   40,648   $ 6,116,735
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..............  $  979,242   $3,285,596      $308,785      $ 98,478   $ (108,280)   $  893,728   $   52,605   $15,325,780
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
                           -----------  -----------   -----------   -----------  -----------   -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                           CAS                           CGS                          EGS
                                       Sub-Account                   Sub-Account                  Sub-Account
                                --------------------------   ---------------------------   --------------------------
                                Six Months                    Six Months                   Six Months
                                   Ended       Year Ended       Ended        Year Ended       Ended       Year Ended
                                 June 30,     December 31,     June 30,     December 31,    June 30,     December 31,
                                   1997           1996           1997           1996          1997          1996*
                                -----------   ------------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income
   (expense)..................  $ 2,358,455   $ 1,236,544    $  1,087,030   $   283,282    $    (9,931)   $   (9,735)
  Net realized gains..........      632,705     1,402,219         647,961       686,556         50,048        18,739
  Net unrealized gains
   (losses)...................      743,263       955,359       2,113,969     1,857,593        551,269       (39,969)
                                -----------   ------------   ------------   ------------   -----------   ------------
      Increase (decrease) in
       net assets from
       operations.............  $ 3,734,423   $ 3,594,122    $  3,848,960   $ 2,827,431    $   591,386    $  (30,965)
                                -----------   ------------   ------------   ------------   -----------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $ 2,877,235   $ 8,660,397    $  5,757,415   $ 6,950,910    $ 2,827,028    $3,404,586
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      808,627      (759,828)      1,744,336       873,302        715,415       178,813
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (990,704)   (2,973,326)       (966,403)   (1,720,406)      (155,835)      (14,836)
                                -----------   ------------   ------------   ------------   -----------   ------------
      Net accumulation
       activity...............  $ 2,695,158   $ 4,927,243    $  6,535,348   $ 6,103,806    $ 3,386,608    $3,568,563
                                -----------   ------------   ------------   ------------   -----------   ------------
  Annuitization Activity:
    Annuitizations............  $   --        $   136,803    $    251,244   $    68,588    $   --         $  --
    Annuity payments and
     contract charges.........      (14,758)      (18,380)         (3,825)       (5,921)       --            --
    Adjustments to annuity
     reserve..................       (1,406)       (6,355)         (8,183)       (3,052)       --            --
                                -----------   ------------   ------------   ------------   -----------   ------------
      Net annuitization
       activity...............  $   (16,164)  $   112,068    $    239,236   $    59,615    $   --         $  --
                                -----------   ------------   ------------   ------------   -----------   ------------
  Increase in net assets from
   contract owner
   transactions...............  $ 2,678,994   $ 5,039,311    $  6,774,584   $ 6,163,421    $ 3,386,608    $3,568,563
                                -----------   ------------   ------------   ------------   -----------   ------------
    Increase in net assets....  $ 6,413,417   $ 8,633,433    $ 10,623,544   $ 8,990,852    $ 3,977,994    $3,537,598
NET ASSETS:
  Beginning of period.........   24,273,898    15,640,465      18,033,740     9,042,888      3,537,598       --
                                -----------   ------------   ------------   ------------   -----------   ------------
  End of period...............  $30,687,315   $24,273,898    $ 28,657,284   $18,033,740    $ 7,515,592    $3,537,598
                                -----------   ------------   ------------   ------------   -----------   ------------
                                -----------   ------------   ------------   ------------   -----------   ------------

                                           FCG
                                       Sub-Account
                                --------------------------
                                Six Months
                                   Ended       Year Ended
                                 June 30,     December 31,
                                   1997          1996*
                                -----------   ------------
OPERATIONS:
  Net investment income
   (expense)..................  $     6,258     $ (1,435)
  Net realized gains..........          753          711
  Net unrealized gains
   (losses)...................       55,722        3,206
                                -----------   ------------
      Increase (decrease) in
       net assets from
       operations.............  $    62,733     $  2,482
                                -----------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $   410,245     $535,282
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      154,703       49,397
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........       (5,550)     (11,439)
                                -----------   ------------
      Net accumulation
       activity...............  $   559,398     $573,240
                                -----------   ------------
  Annuitization Activity:
    Annuitizations............  $   --          $ --
    Annuity payments and
     contract charges.........      --            --
    Adjustments to annuity
     reserve..................      --            --
                                -----------   ------------
      Net annuitization
       activity...............  $   --          $ --
                                -----------   ------------
  Increase in net assets from
   contract owner
   transactions...............  $   559,398     $573,240
                                -----------   ------------
    Increase in net assets....  $   622,131     $575,722
NET ASSETS:
  Beginning of period.........      575,722       --
                                -----------   ------------
  End of period...............  $ 1,197,853     $575,722
                                -----------   ------------
                                -----------   ------------

 *For the period August 13, 1996 (commencement of operations) to December 31,
1996

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                           GSS                          HYS                           MSS
                                       Sub-Account                  Sub-Account                   Sub-Account
                                --------------------------   --------------------------   ---------------------------
                                Six Months                   Six Months                   Six Months
                                   Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                                 June 30,     December 31,    June 30,     December 31,    June 30,     December 31,
                                   1997           1996          1997           1996          1997           1996
                                -----------   ------------   -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment income.......  $  553,055     $  355,589    $  448,234     $  274,052    $  771,090     $   492,034
  Net realized gains..........      20,366         39,886        83,014        229,055       110,588         193,953
  Net unrealized gains
   (losses)...................    (393,155)      (320,489)     (158,889)       (13,435)      (31,813)         71,876
                                -----------   ------------   -----------   ------------   -----------   -------------
      Increase in net assets
       from operations........  $  180,266     $   74,986    $  372,359     $  489,672    $  849,865     $   757,863
                                -----------   ------------   -----------   ------------   -----------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  687,626     $1,551,889    $  919,958     $2,175,861    $  518,192     $ 2,103,015
    Net transfers between Sub-
     Accounts and Fixed
     Account..................     525,035        606,593       729,721        (46,281)      309,999         734,538
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........    (226,621)      (655,818)     (139,964)      (738,718)     (255,698)     (1,157,372)
                                -----------   ------------   -----------   ------------   -----------   -------------
      Net accumulation
       activity...............  $  986,040     $1,502,664    $1,509,715     $1,390,862    $  572,493     $ 1,680,181
                                -----------   ------------   -----------   ------------   -----------   -------------
  Annuitization Activity:
    Annuitizations............  $   --         $  --         $   --         $  --         $   --         $   --
    Annuity payments and
     contract charges.........      (1,282)        (2,581)       --            --             --             --
    Adjustments to annuity
     reserve..................         (63)          (152)       --            --             --             --
                                -----------   ------------   -----------   ------------   -----------   -------------
      Net annuitization
       activity...............  $   (1,345)    $   (2,733)   $   --         $  --         $   --         $   --
                                -----------   ------------   -----------   ------------   -----------   -------------
  Increase (decrease) in net
   assets from contract owner
   transactions...............  $  984,695     $1,499,931    $1,509,715     $1,390,862    $  572,493     $ 1,680,181
                                -----------   ------------   -----------   ------------   -----------   -------------
    Increase in net assets....  $1,164,961     $1,574,917    $1,882,074     $1,880,534    $1,422,358     $ 2,438,044
NET ASSETS:
  Beginning of period.........   8,043,598      6,468,681     5,956,759      4,076,225     6,258,921       3,820,877
                                -----------   ------------   -----------   ------------   -----------   -------------
  End of period...............  $9,208,559     $8,043,598    $7,838,833     $5,956,759    $7,681,279     $ 6,258,921
                                -----------   ------------   -----------   ------------   -----------   -------------
                                -----------   ------------   -----------   ------------   -----------   -------------

                                            MMS
                                        Sub-Account
                                ----------------------------
                                 Six Months
                                   Ended        Year Ended
                                  June 30,     December 31,
                                    1997           1996
                                ------------   -------------
OPERATIONS:
  Net investment income.......  $   175,634     $   247,368
  Net realized gains..........      --              --
  Net unrealized gains
   (losses)...................      --              --
                                ------------   -------------
      Increase in net assets
       from operations........  $   175,634     $   247,368
                                ------------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $ 4,813,815     $ 7,525,727
    Net transfers between Sub-
     Accounts and Fixed
     Account..................   (3,655,767)     (3,679,992)
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........   (1,189,025)     (1,518,287)
                                ------------   -------------
      Net accumulation
       activity...............  $   (30,977)    $ 2,327,448
                                ------------   -------------
  Annuitization Activity:
    Annuitizations............  $   --          $   --
    Annuity payments and
     contract charges.........         (322)           (646)
    Adjustments to annuity
     reserve..................          (16)            (38)
                                ------------   -------------
      Net annuitization
       activity...............  $      (338)    $      (684)
                                ------------   -------------
  Increase (decrease) in net
   assets from contract owner
   transactions...............  $   (31,315)    $ 2,326,764
                                ------------   -------------
    Increase in net assets....  $   144,319     $ 2,574,132
NET ASSETS:
  Beginning of period.........    9,284,895       6,710,763
                                ------------   -------------
  End of period...............  $ 9,429,214     $ 9,284,895
                                ------------   -------------
                                ------------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                            RES                          TRS                        UTS
                                        Sub-Account                  Sub-Account                Sub-Account
                                ---------------------------   -------------------------   ------------------------
                                 Six Months                   Six Months                  Six Months
                                   Ended        Year Ended       Ended      Year Ended      Ended      Year Ended
                                  June 30,     December 31,    June 30,    December 31,    June 30,   December 31,
                                    1997          1996*          1997          1996          1997         1996
                                ------------   ------------   -----------  ------------   ----------  ------------
OPERATIONS:
  Net investment income
   (expense)..................  $    201,058    $  (12,306)   $ 2,974,689  $ 1,201,901    $  308,027   $   52,486
  Net realized gains..........        68,405        13,199        372,159      390,349        77,900       64,789
  Net unrealized gains
   (losses)...................       709,779       163,568        (61,252)   1,084,968       (77,142)     178,657
                                ------------   ------------   -----------  ------------   ----------  ------------
      Increase in net assets
       from operations........  $    979,242    $  164,461    $ 3,285,596  $ 2,677,218    $  308,785   $  295,932
                                ------------   ------------   -----------  ------------   ----------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  4,306,027    $3,950,551    $ 4,163,910  $ 7,465,981    $  640,495   $  766,463
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     1,330,623       210,522      1,119,775       67,782       133,122       12,346
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........       (66,884)      (21,707)    (1,317,910)  (1,623,155)     (125,111)    (114,012)
                                ------------   ------------   -----------  ------------   ----------  ------------
      Net accumulation
       activity...............  $  5,569,766    $4,139,366    $ 3,965,775  $ 5,910,608    $  648,506   $  664,797
                                ------------   ------------   -----------  ------------   ----------  ------------
  Annuitization Activity:
    Annuity payments and
     contract charges.........  $    --         $  --         $   (32,663) $   (59,327)   $   --       $  --
    Adjustments to annuity
     reserve..................       --            --              (7,997)     (11,982)       --          --
                                ------------   ------------   -----------  ------------   ----------  ------------
      Net annuitization
       activity...............  $    --         $  --         $   (40,660) $   (71,309)   $   --       $  --
                                ------------   ------------   -----------  ------------   ----------  ------------
  Increase in net assets from
   contract owner
   transactions...............  $  5,569,766    $4,139,366    $ 3,925,115  $ 5,839,299    $  648,506   $  664,797
                                ------------   ------------   -----------  ------------   ----------  ------------
    Increase in net assets....  $  6,549,008    $4,303,827    $ 7,210,711  $ 8,516,517    $  957,291   $  960,729
NET ASSETS:
  Beginning of period.........     4,303,827       --          26,484,247   17,967,730     2,191,402    1,230,673
                                ------------   ------------   -----------  ------------   ----------  ------------
  End of period...............  $ 10,852,835    $4,303,827    $33,694,958  $26,484,247    $3,148,693   $2,191,402
                                ------------   ------------   -----------  ------------   ----------  ------------
                                ------------   ------------   -----------  ------------   ----------  ------------

                                          WAA
                                      Sub-Account
                                ------------------------
                                Six Months
                                  Ended      Year Ended
                                 June 30,   December 31,
                                   1997        1996**
                                ----------  ------------
OPERATIONS:
  Net investment income
   (expense)..................  $   64,979    $   (877)
  Net realized gains..........      13,230         430
  Net unrealized gains
   (losses)...................      20,269      12,514
                                ----------  ------------
      Increase in net assets
       from operations........  $   98,478    $ 12,067
                                ----------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  964,220    $401,856
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     290,934       4,517
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (10,119)       (511)
                                ----------  ------------
      Net accumulation
       activity...............  $1,245,035    $405,862
                                ----------  ------------
  Annuitization Activity:
    Annuity payments and
     contract charges.........  $   --        $ --
    Adjustments to annuity
     reserve..................      --          --
                                ----------  ------------
      Net annuitization
       activity...............  $   --        $ --
                                ----------  ------------
  Increase in net assets from
   contract owner
   transactions...............  $1,245,035    $405,862
                                ----------  ------------
    Increase in net assets....  $1,343,513    $417,929
NET ASSETS:
  Beginning of period.........     417,929      --
                                ----------  ------------
  End of period...............  $1,761,442    $417,929
                                ----------  ------------
                                ----------  ------------

 *For the period August 13, 1996 (commencement of operations) to December 31,
1996
**For the period August 29, 1996 (commencement of operations) to December 31,
1996

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                          WGS                        WGO                        WTR
                                      Sub-Account                Sub-Account                Sub-Account
                                ------------------------   ------------------------   ------------------------
                                Six Months                 Six Months                 Six Months
                                  Ended      Year Ended      Ended      Year Ended      Ended      Year Ended
                                 June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                   1997         1996          1997         1996          1997        1996*
                                ----------  ------------   ----------  ------------   ----------  ------------
OPERATIONS:
  Net investment income
   (expense)..................  $  141,516   $  439,482    $  116,994   $  225,121    $   11,957    $   (661)
  Net realized gains
   (losses)...................     (42,813)     (43,099)       68,353       86,529         3,720         334
  Net unrealized gains
   (losses)...................    (206,983)    (259,815)      708,381       89,790        36,928       9,927
                                ----------  ------------   ----------  ------------   ----------  ------------
      Increase (decrease) in
       net assets from
       operations.............  $ (108,280)  $  136,568    $  893,728   $  401,440    $   52,605    $  9,600
                                ----------  ------------   ----------  ------------   ----------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  165,595   $  706,389    $  795,558   $2,327,475    $  476,970    $244,238
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      29,541      444,392       611,176      914,961       244,728       4,753
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........    (189,686)    (218,490)     (220,540)    (442,142)       (3,337)       (479)
                                ----------  ------------   ----------  ------------   ----------  ------------
      Net accumulation
       activity...............  $    5,450   $  932,291    $1,186,194   $2,800,294    $  718,361    $248,512
                                ----------  ------------   ----------  ------------   ----------  ------------
  Annuitization Activity:
    Annuitizations............  $   --       $  --         $   --       $  --         $   --        $ --
    Annuity payments and
     contract charges.........      (1,090)      (2,241)       --          --             --          --
    Adjustments to annuity
     reserve..................         (28)        (106)       --          --             --          --
                                ----------  ------------   ----------  ------------   ----------  ------------
      Net annuitization
       activity...............  $   (1,118)  $   (2,347)   $   --       $  --         $   --        $ --
                                ----------  ------------   ----------  ------------   ----------  ------------
  Increase in net assets from
   contract owner
   transactions...............  $    4,332   $  929,944    $1,186,194   $2,800,294    $  718,361    $248,512
                                ----------  ------------   ----------  ------------   ----------  ------------
    Increase (decrease) in net
     assets...................  $ (103,948)  $1,066,512    $2,079,922   $3,201,734    $  770,966    $258,112
NET ASSETS:
  Beginning of period.........   4,360,071    3,293,559     5,958,065    2,756,331       258,112      --
                                ----------  ------------   ----------  ------------   ----------  ------------
  End of period...............  $4,256,123   $4,360,071    $8,037,987   $5,958,065    $1,029,078    $258,112
                                ----------  ------------   ----------  ------------   ----------  ------------
                                ----------  ------------   ----------  ------------   ----------  ------------


                                          Total
                                --------------------------
                                 Six Months
                                   Ended       Year Ended
                                  June 30,    December 31,
                                    1997          1996
                                ------------  ------------
OPERATIONS:
  Net investment income
   (expense)..................  $  9,209,045  $  4,782,845
  Net realized gains
   (losses)...................     2,106,389     3,083,650
  Net unrealized gains
   (losses)...................     4,010,346     3,793,750
                                ------------  ------------
      Increase (decrease) in
       net assets from
       operations.............  $ 15,325,780  $ 11,660,245
                                ------------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $ 30,324,289  $ 48,770,620
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     5,091,968      (384,185)
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........    (5,863,387)  (11,210,698)
                                ------------  ------------
      Net accumulation
       activity...............  $ 29,552,870  $ 37,175,737
                                ------------  ------------
  Annuitization Activity:
    Annuitizations............  $    251,244  $    205,391
    Annuity payments and
     contract charges.........       (53,940)      (89,096)
    Adjustments to annuity
     reserve..................       (17,693)      (21,685)
                                ------------  ------------
      Net annuitization
       activity...............  $    179,611  $     94,610
                                ------------  ------------
  Increase in net assets from
   contract owner
   transactions...............  $ 29,732,481  $ 37,270,347
                                ------------  ------------
    Increase (decrease) in net
     assets...................  $ 45,058,261  $ 48,930,592
NET ASSETS:
  Beginning of period.........   119,938,784    71,008,192
                                ------------  ------------
  End of period...............  $164,997,045  $119,938,784
                                ------------  ------------
                                ------------  ------------

 *For the period September 18, 1996 (commencement of operations) to December 31, 1996

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                                 Units Transferred        Units Withdrawn,
                     Units Outstanding                          Between Sub-Accounts      Surrendered and        Units Outstanding
                    Beginning of Period     Units Purchased      and Fixed Account           Annuitized            End of Period
                   --------------------- --------------------- ----------------------  ----------------------  ---------------------
                   Six Months            Six Months            Six Months              Six Months              Six Months
                     Ended    Year Ended   Ended    Year Ended   Ended     Year Ended    Ended     Year Ended    Ended    Year Ended
                    June 30,   Dec. 31,   June 30,   Dec. 31,   June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,   Dec. 31,
                      1997       1996       1997       1996       1997        1996        1997        1996        1997       1996
                   ---------- ---------- ---------- ---------- ----------  ----------  ----------  ----------  ---------- ----------
 MFS REGATTA
 (N.Y.) CONTRACTS:
 -----------------
 CAS Sub-Account... 1,160,312 1,106,267      1,731    286,629        328     (41,266)    (43,219)   (191,318)  1,119,152  1,160,312
 CGS Sub-Account...   845,581   671,847      1,750    240,454      5,896      48,286     (35,486)   (115,006)    817,741    845,581
 GSS Sub-Account...   654,198   554,873     --         98,739     43,144      62,138     (18,584)    (61,552)    678,758    654,198
 HYS Sub-Account...   355,247   334,034      1,321     86,443     19,990      (7,902)     (8,573)    (57,328)    367,985    355,247
 MSS Sub-Account...   326,412   277,142     --         80,334      2,283      47,725     (14,176)    (78,789)    314,519    326,412
 MMS Sub-Account...   611,608   623,252     --        364,043     44,516    (237,318)   (102,644)   (138,369)    553,480    611,608
 TRS Sub-Account... 1,567,221 1,365,756      2,075    324,430     10,802      (4,270)    (74,387)   (118,695)  1,505,711  1,567,221
 UTS Sub-Account...   112,112    97,337     --         25,150      1,926      (2,207)     (8,001)     (8,168)    106,037    112,112
 WGS Sub-Account...   321,322   268,890     --         38,923     (3,080)     31,381     (11,096)    (17,872)    307,146    321,322
 WGO Sub-Account...   406,783   251,193      1,002    126,008     15,369      66,300     (16,236)    (36,718)    406,918    406,783
 MFS REGATTA GOLD
 (N.Y.) CONTRACTS
 -----------------
 CAS Sub-Account*...   401,401    --       242,569    407,434     68,720      (5,259)    (19,907)       (774)    692,783    401,401
 CGS Sub-Account*...   347,210    --       470,170    330,331    135,390      17,455     (25,108)       (576)    927,662    347,210
 EGS Sub-Account*...   335,404    --       262,769    320,269     65,807      16,544     (14,641)     (1,409)    649,339    335,404
 FCG Sub-Account*...    56,408    --        40,687     52,685     15,042       4,856        (609)     (1,133)    111,528     56,408
 GSS Sub-Account**...    40,062    --       67,875     47,450      5,133      (7,335)     (1,441)        (53)    111,629     40,062
 HYS Sub-Account*...   109,992    --        83,020    105,694     44,398       4,469      (2,147)       (171)    235,263    109,992
 MSS Sub-Account*...    92,171    --        44,223     89,182     25,132       3,307      (1,693)       (318)    159,833     92,171
 MMS Sub-Account**...   244,386    --      472,309    356,116   (403,838)       (722)     (4,232)   (111,008)    308,625    244,386
 RES Sub-Account*...   386,810    --       371,722    369,786    113,495      19,046      (5,890)     (2,022)    866,137    386,810
 TRS Sub-Account*...   321,897    --       370,682    309,797     86,581      12,703     (19,713)       (603)    759,447    321,897
 UTS Sub-Account**...    45,474    --       54,577     42,136      8,594       3,338         (20)     --         108,625     45,474
 WAA Sub-Account**...    39,223    --       87,818     38,842     26,516         430        (907)        (49)    152,650     39,223
 WGS Sub-Account**...    30,008    --       16,323     23,592      9,189       6,423      (5,490)         (7)     50,030     30,008
 WGO Sub-Account**...    94,134    --       73,122     81,554     37,450      12,751      (1,351)       (171)    203,355     94,134
 WTR Sub-Account***...    24,306    --      43,955     23,899     22,454         453        (309)        (46)     90,406     24,306

 *Units for the year ended December 31, 1996 are for the period August 13, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

 **Units for the year ended December 31, 1996 are for the period August 29, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

***Units for the year ended December 31, 1996 are for the period September 18, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account C
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account C (the Variable Account) as of June 30, 1997, the related statements of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 8, 1997

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

JOHN D. McNEIL, Chairman and Director

DONALD A. STEWART, President and Director

DAVID D. HORN, Senior Vice President and
  Director

S. CAESAR RABOY, Senior Vice President and
  Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

PAMELA T. TIMMINS, Director

MICHAEL A. COHEN, Vice President and
  Regional Manager

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Mass. 02116

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Mass. 02110

                                       JK

                                       &

                                      LMN

                                                SEMIANNUAL REPORT, JUNE 30, 1997

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

RENY-8/97